Regulatory Net Worth and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Net Worth and Agency Capital Requirements
Summary of agencies' capital requirements by each agency
	December 31,
	2013		2012
Requirement—company subject to requirement	Net worth(1)	Required	Net worth(1)	Required
	(in thousands)
Fannie Mae—PLS	$409,552	$83,148	$172,843	$35,947
Freddie Mac—PLS	$409,860	$3,001	$173,273	$2,556
Ginnie Mae:
Issuer—PLS	$388,125	$102,619	$152,782	$23,886
Issuer's parent—PennyMac	$598,198	$112,881	$227,560	$26,275
HUD—PLS	$388,125	$2,500	$152,782	$1,000
(1)
Calculated in compliance with the respective Agency's requirements.